As filed with the U.S. Securities and Exchange Commission on October 6, 2020

Securities Act File No. 333-239403

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.                   ☐

Post-Effective Amendment No. 1               ☒

HARTFORD SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

690 Lee Road

Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

1-610-386-4068
(Registrant’s Area Code and Telephone Number)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC
690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the final tax opinions as Exhibits 12(a), 12(b), and 12(c) to the Registration Statement on Form N-14 (File No. 333-239403). Parts A and B are incorporated herein by reference to the definitive Combined Information Statement/Prospectus, including the Letter to Contract Owners and Plan Participants and Questions and Answers about the Information Statement/Prospectus, and the definitive Statement of Additional Information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on July 28, 2020 (Accession No. 0001104659-20-087047).

PART C

OTHER INFORMATION

Item 15.   Indemnification

The relevant portion of Article V of the Articles of Restatement provides: (f) The Registrant shall indemnify (i) its directors and officers, whether serving the Registrant or at its request any other entity, to the full extent required or permitted by the Maryland General Corporation Law and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Registrant or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i) ,or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Section (g) under Article V of the Articles of Restatement states To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Registrant shall be personally liable to the Registrant or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Registrant or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 16.   Exhibits

1.(i)	Articles of Restatement, dated July 9, 2010 (incorporated by reference to Post-Effective Amendment No. 78 filed on February 14, 2011)

1.(ii)	Articles Supplementary, dated February 25, 2011 (incorporated by reference to Post-Effective Amendment No. 79 filed on April 29, 2011)

1.(iii)	Articles of Amendment, dated July 14, 2011 (incorporated by reference to Post-Effective Amendment No. 92 filed on April 27, 2012)

1.(iv)	Articles of Amendment, dated June 27, 2012 (incorporated by reference to Post-Effective Amendment No. 99 filed on February 15, 2013)

1.(v)	Articles of Amendment, dated October 10, 2013 (incorporated by reference to Post-Effective Amendment No. 112 filed on April 18, 2014)

1.(xi)	Articles Supplementary, dated April 15, 2014 (incorporated by reference to Post-Effective Amendment No. 112 filed on April 18, 2014)

1.(xii)	Articles Supplementary, dated August 10, 2016 (incorporated by reference to Post-Effective Amendment No. 123 filed on April 11, 2017)

1.(xiii)	Articles of Amendment, dated October 4, 2018 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)

a.(ix)	Articles Supplementary, dated May 22, 2020 (incorporated by reference to Post-Effective Amendment No. 131 filed on June 23, 2020)

2.	Amended and Restated Bylaws, dated May 2, 2017 (incorporated by reference to Post-Effective Amendment No. 125 filed on April 16, 2018)

3.	Not Applicable

4.	Form of Agreement and Plan of Reorganization (incorporated by reference to Appendix A to the definitive Combined Information Statement/Prospectus (File No. 333-239403) filed pursuant to Rule 497(b) on July 28, 2020) (Accession No. 0001104659-20-087047)

5.	Not Applicable

6.(i).a	Investment Management Agreement between Hartford Funds Management Company, LLC, the Registrant and Hartford HLS Series Fund II, Inc., dated March 14, 2016 (incorporated by reference to Post-Effective Amendment No. 123 filed on April 11, 2017)

6.(i).b	Schedules A and B dated January 1, 2020 to the Investment Management Agreement dated March 15, 2016 (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)

6.(ii).a	Amended and Restated Investment Management Fee Waiver Agreement for Hartford High Yield HLS Fund, Hartford Balanced HLS Fund and Hartford MidCap Value HLS Fund, dated January 1, 2020 (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)

6.(iv)	Sub-Advisory Agreement with Wellington Management Company LLP, dated August 2, 2017 (incorporated by reference to Post-Effective Amendment No. 125 filed on April 16, 2018)

7.(i).a	Form of Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 112 filed on April 18, 2014)

7.(i).b	Amendment Number 1 to Principal Underwriting Agreement, dated August 6, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)

7.(i).c	Amendment Number 2 to Principal Underwriting Agreement, dated October 20, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)

7.(i).d	Amendment Number 3 to Principal Underwriting Agreement, dated March 30, 2016 (incorporated by reference to Post-Effective Amendment No. 121 filed on April 5, 2016)

7.(i).e	Form of Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)

7.(ii).a	Form of Selling Agreement (incorporated by reference to Post-Effective Amendment No. 125 filed on April 16, 2018)

7.(ii).b	Form of Participation Agreement (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)

8.	Not Applicable

9.(i).a	Custodian Agreement with State Street Bank and Trust Company, dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)

9.(i).b	Amendment Number 1 to the Custodian Agreement, dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)

9.(ii)	Amendment Number 2 to the Custodian Agreement, dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)

10.(i)	Amended and Restated Rule 12b-1 Distribution Plan related to Class IB Shares, dated October 20, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)

10.(ii)	Rule 12b-1 Distribution Plan related to Class IC Shares, dated February 5, 2014, as amended May 6, 2020 (incorporated by reference to Post-Effective Amendment No. 131 filed on June 23, 2020)

10.(iii)	Amended and Restated Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 131 filed on June 23, 2020)

11.	Opinion and Consent of Counsel as to legality of the securities being registered (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-239403) filed on June 24, 2020)

12.(a)	Opinion and Consent of Dechert LLP as to tax matters related to the reorganizations of Hartford Global Growth HLS Fund into Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund, Hartford MidCap Growth HLS Fund into Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund, and Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund (filed herewith)

12.(b)	Opinion and Consent of Dechert LLP as to tax matters related to the reorganization of Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund (filed herewith)

12.(c)	Opinion and Consent of Dechert LLP as to tax matters related to the reorganization of Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund (filed herewith)

13.(i).a	Amended and Restated Share Purchase Agreement – Hartford Life Insurance Company, dated April 21, 2003 (incorporated by reference to Post-Effective Amendment No. 20 filed on April 30, 2003)

13.(i).b	Amended and Restated Share Purchase Agreement – Hartford Life and Annuity Insurance Company, dated April 21, 2003 (incorporated by reference to Post-Effective Amendment No. 20 filed on April 30, 2003)

13.(i).c	Share Purchase Agreement – First Fortis Life Insurance Company, dated May 1, 2003 (incorporated by reference to Post-Effective Amendment No. 25 filed on August 12, 2003)

13.(i).d	Share Purchase Agreement – Fortis Benefits Insurance Company, dated May 1, 2003 (incorporated by reference to Post-Effective Amendment No. 25 filed on August 12, 2003)

13.(ii)	Transfer Agency and Service Agreement between the Registrant and Hartford HLS Series Fund II, Inc. and Hartford Administrative Services Company, dated December 1, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)

13.(iii).a	Fund Accounting Agreement, dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)

13.(iii).b	Amendment One to Fund Accounting Agreement, dated May 29, 2015 (incorporated by reference to Post-Effective Amendment No. 121 filed on April 5, 2016)

13.(iii).c	Amendment Two to Fund Accounting Agreement, dated December 21, 2015 (incorporated by reference to Post-Effective Amendment No. 121 filed on April 5, 2016)

13.(iii).d	Amendment Three to Fund Accounting Agreement, dated February 29, 2016 (incorporated by reference to Post-Effective Amendment No. 121 filed on April 5, 2016)

13.(iii).e	Amendment Six to Fund Accounting Agreement, dated February 24, 2017 (incorporated by reference to Post-Effective Amendment No. 123 filed on April 11, 2017)

13.(iii).f	Amendment Seven to Fund Accounting Agreement, dated November 16, 2017 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)

13.(iii).g	Amendment Eight to Fund Accounting Agreement, dated March 1, 2019 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)

13.(iii).h	Amendment Nine to Fund Accounting Agreement, dated May 29, 2019 (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)

13.(iii).i	Form of Amendment Ten to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)

13.(iii).j	Form of Amendment Eleven to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)

13.(iv)	Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A., dated October 1, 2019 (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)

14.	Consent of Independent Registered Public Accounting Firm (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-239403) filed on June 24, 2020)

15.	Not Applicable

16.	Powers of Attorney (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-239403) filed on June 24, 2020)

17.(i)	Code of Ethics of Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and The Hartford-Sponsored Funds, dated May 1, 2020 (incorporated by reference to Post-Effective Amendment No. 131 filed on June 23, 2020)

17.(ii)	Code of Ethics of Wellington Management Company LLP, dated April 30, 2017 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)

Item 17.   Undertakings

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 6th day of October 2020.

HARTFORD SERIES FUND, INC.

By:	/s/ James E. Davey*
James E. Davey
President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey*	Director, President and Chief Executive Officer	October 6, 2020
James E. Davey

/s/ Amy N. Furlong*	Treasurer	October 6, 2020
Amy N. Furlong	(Principal Financial Officer and Principal Accounting Officer)

/s/ Hilary E. Ackermann*	Director	October 6, 2020
Hilary E. Ackermann

/s/ Robin C. Beery*	Director	October 6, 2020
Robin C. Beery

/s/ Lynn S. Birdsong*	Chairman of the Board and Director	October 6, 2020
Lynn S. Birdsong

/s/ Christine R. Detrick*	Director	October 6, 2020
Christine R. Detrick

/s/ Duane E. Hill*	Director	October 6, 2020
Duane E. Hill

/s/ Lemma W. Senbet*	Director	October 6, 2020
Lemma W. Senbet

/s/ David Sung*	Director	October 6, 2020
David Sung

*By:	/s/ Thomas R. Phillips	October 6, 2020
Thomas R. Phillips, Attorney-in-fact
Pursuant to Powers of Attorney (previously filed)

EXHIBIT INDEX

Exhibit No.	Description
12.(a)	Opinion and Consent of Dechert LLP as to tax matters related to the reorganizations of Hartford Global Growth HLS Fund into Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund, Hartford MidCap Growth HLS Fund into Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund, and Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund
12.(b)	Opinion and Consent of Dechert LLP as to tax matters related to the reorganization of Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund
12.(c)	Opinion and Consent of Dechert LLP as to tax matters related to the reorganization of Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund